Investment in an Associate - Schedule of Financial Information of the Company’s Investment (Details) - Altamira Medica [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Information of the Company’s Investment [Line Items]
Current assets	$ 386,103	$ 2,131,539
Non-current assets	75,825
Current liabilities	(1,030,756)	(1,066,744)
Non-current liabilities	(1,026,878)	(1,175,771)
Equity	(1,595,706)	(110,976)
Company’s share in equity - 49%	(781,896)	(54,378)
Goodwill	2,713,231	2,927,001
Company’s carrying amount of the investment	$ 1,931,335	$ 2,872,623